Note 16 - Income Taxes - Income Taxes Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Deferred tax (expense) benefit	$ (1,026)	$ 131
Total income tax (expense) benefit	$ (1,026)	$ 131